UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22657

PSG CAPITAL MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

8161 Maple Lawn Boulevard

Suite 400

Maple Lawn, MD  20759

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (301) 543-6000

Paracorp Incorporated

2140 S. Dupont Highway

Camden, DE  19934

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio  43215

Date of fiscal year end: March 31st

Date of reporting period: June 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

	PSG Tactical Growth Fund
	Schedule of Investments
	June 30, 2015 (Unaudited)

Shares		Value

COMMON STOCK - 62.89%

Application Software - 0.99%
5,880	Oracle Corp.	236,964

Biological Products (No Diagnostic Substances) - 2.00%
3,132	Amgen, Inc.	480,825

Bituminous Coal & Lignite Surface Mining - 1.12%
12,366	CONSOL Energy, Inc.	268,837

Cable & Other Pay Television Services - 2.38%
19,382	SoftBank Corp. ADR	570,800

Construction-Special Trade Contractors - 1.04%
4,990	Chicago Bridge & Iron Co. N.V.	249,700

Crude Petroleum & Natural Gas - 2.18%
1,190	California Resources Corp. *	7,188
26,380	Chesapeake Energy Corp.	294,665
4,508	Total SA ADR	221,658
		523,511
Electronic Computers - 1.09%
2,081	Apple, Inc. (a)	261,009

Fire, Marine & Casualty Insurance - 6.73%
767	Alleghany Corp. *	359,539
9,774	American International Group, Inc. (a)	604,229
663	Fairfax Financial Holdings, Ltd. (a)	327,522
8,395	Loews Corp. (a)	323,291
		1,614,581
Foods - 0.67%
4,061	Whole Foods Market, Inc.	160,166

Gold & Silver Ores - 1.10%
9,278	Agnico Eagle Mines, Ltd.	263,217

Insurance Agents, Brokers & Services - 2.92%
1,832	Aon Plc. (United Kingdom)	182,614
332	Markel Corp. (a) *	265,826
5,380	Willis Group Holdings Plc (United Kingdom)	252,322
		700,762
Iron & Steel Foundries - 0.98%
1,177	Precision Castparts Corp.	235,247

Lumber & Wood Products (No Furniture) - 1.63%
16,142	Leucadia National Corp. (a)	391,928

Mining - 1.23%
67,000	AuRico Gold, Inc.	190,280
6,044	Silver Wheaton Corp.	104,803
		295,083
Motor Vehicles & Passenger Car Bodies - 3.29%
20,191	General Motors Co. (a)	672,966
873	Toyota Motor Corp.	116,764
		789,730
National Commercial Banks - 3.28%
23,684	Bank of America Corp.	403,102
6,931	Citigroup, Inc.	382,868
		785,970
Packaged Foods - 0.97%
3,223	Nestle SA ADR	232,572

Petroleum Refining - 4.50%
16,421	BP Plc ADR (a)	656,183
14,853	PBF Energy, Inc.	422,122
		1,078,305
Pharmaceutical Preparations - 8.44%
2,695	AstraZeneca Plc ADR (a)	171,698
1,778	Novartis AG ADR	174,848
1,940	Receptos, Inc. *	368,697
6,098	Sanofi SA ADR	302,034
2,924	Valeant Pharmaceuticals International, Inc. *	649,567
7,400	Zoetis, Inc.	356,828
		2,023,672
Plastic Materials, Synth Resins & Nonvulcan Elastomers - 1.47%
6,901	The Dow Chemical Co.	353,124

Primary Smelting & Refining of Nonferrous Metals - 0.91%
18,676	Horsehead Holding Corp. *	218,883

Radio & TV Broadcasting & Communications Equipment - 0.99%
6,512	Vodafone Group, Plc. ADR	237,362

Retail-Auto Dealers & Gasoline Stations - 0.71%
2,566	CarMax, Inc. *	169,895

Retail-Family Clothing Stores - 0.53%
1,911	TJX Companies, Inc.	126,451

Retail-Variety Stores - 2.01%
3,066	Dollar Tree, Inc. *	242,183
3,393	Wal-Mart Stores, Inc.	240,665
		482,848
Security Brokers, Dealers & Flotation Companies - 1.52%
13,174	Credit Suisse Group AG ADR *	363,602

Semiconductors & Related Devices - 3.09%
23,073	Micron Technology, Inc. *	434,695
10,237	SunEdison, Inc. *	306,189
		740,884
Services-Business Services - 2.52%
5,480	eBay, Inc. *	330,115
13,503	The Western Union Co.	274,516
		604,631
Services-Misc Health & Allied Services, NEC - 1.61%
4,851	DaVita Healthcare Partners, Inc. *	385,509

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 1.00%
3,073	Procter & Gamble Co.	240,431

TOTAL FOR COMMON STOCK (Cost $13,949,239) - 62.89%		15,086,499

CLOSED-END FUNDS - 9.93%
6,445	Blackrock MuniYield Fund, Inc.	89,199
4,930	ClearBridge Energy MLP Opportunity Fund Inc.	92,290
16,084	DSW Municipal Income Trust	202,819
8,293	Eaton Vance Floating-Rate Income Trust	114,278
13,362	John Hancock Preferred Income Fund II	257,218
6,511	Nuveen Dividend Advantage Municipal Fund	88,419
16,872	Nuveen Dividend Advantage Municipal Income Fund	228,784
16,412	Nuveen Municipal Advantage Fund, Inc.	213,356
15,549	Nuveen Quality Income Municipal Fund, Inc.	207,424
9,685	PIMCO Corporate Opportunity Fund	140,239
11,894	PIMCO Dynamic Credit Income Fund	240,021
8,300	PIMCO Dynamic Income Fund	242,443
5,700	PIMCO Income Opportunity Fund	137,940
12,865	PIMCO Income Strategy Fund II	126,463

TOTAL FOR CLOSED-END FUNDS (Cost $2,493,560) - 9.93%		2,380,893

CORPORATE BONDS - 2.15%
50,000	Clear Channel Communications 9.00%, 03/01/21	45,250
50,000	Clear Channel Communications 9.00%, 12/15/19	47,650
125,000	Consol Energy, Inc., 5.875%, 04/15/22	106,250
70,000	First Data Corp. 12.625%, 01/15/21	80,850
274,000	Sprint Capital Corp. 6.875%, 11/15/28	235,640

TOTAL FOR CORPORATE BONDS (Cost $543,128) - 2.15%		515,640

EXCHANGE TRADED FUNDS - 10.90%
4,121	iShares Barclays 20+ Year Treasury Bond ETF	484,341
8,173	iShares MSCI Germany ETF	227,863
30,006	iShares MSCI Japan Index ETF	384,377
11,768	Market Vectors Junior Gold Miners ETF	284,197
2,843	ProShares UltraShort QQQ ETF *	99,903
6,409	SPDR Gold Trust ETF *	720,180
7,235	WisdomTree Japan Hedged Equity Fund ETF	413,842

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $2,718,948) - 10.90%		2,614,703

PREFERRED - 6.48%

4,535	Ally Financial PFD, Series A, 8.50%, Perpetual 5/15/16	119,951
11,941	American Realty Capital Properties, Inc., Series F, 6.70%, 12/31/49	286,704
4,710	BB&T Corp., Series E, 5.625%, 12/31/49	113,652
2,000	Citigroup Cap XIII 7.875%, 10/30/40	51,920
4,338	First Horizon National Corp. PFD, Series A, 6.20%, Perpetual 4/10/18	106,324
3,730	ING Group NV 7.05%, 12/31/49	96,271
4,507	Kimco Realty Corp., Series I, 6.00% 12/31/49	111,007
6,234	MetLife, Inc., Series B, 6.50%, Perpetual 6/22/15 (a)	155,788
6,544	Public Storage, Series W, 5.20%, Perpetual 1/16/18	152,410
2,900	Qwest Corp. NT 7.375%, 6/01/51	75,371
4,136	United States Cellular Corp. 6.95%, 5/15/60	102,283
61	Wells Fargo & Co. PFD, Series L, 7.50%, Perpetual 12/31/49	71,675
4,219	Zions Bancorp PFD, Series G, 6.30%, Perpetual 3/15/23	110,158

TOTAL FOR PREFERRED (Cost $1,537,493) - 6.48%		1,553,514

REAL ESTATE INVESTMENT TRUST - 4.38%
11,130	American Capital Agency Corp.	204,458
46,783	American Realty Capital Properties, Inc. *	380,346
2,542	American Tower Corporation	237,143
24,823	Annaly Capital Management, Inc. (a)	228,123

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,297,646) - 4.38%		1,050,070

SENIOR NOTES - 0.45%
125,000	Chesapeake Energy Corp., 4.875%, 04/15/22	108,438

TOTAL FOR SENIOR NOTES (Cost $116,000) - 0.45%		108,438

SHORT TERM INVESTMENTS - 5.97%
1,432,153	Fidelity Institutional Treasury Only Money Market Fund Class I 0.01% ** (Cost $1,432,153)	1,432,153

TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,432,153) - 5.97%		1,432,153

TOTAL INVESTMENTS (Cost $24,088,167) - 103.15%		24,741,910

LIABILITIES IN EXCESS OF OTHER ASSETS - -3.15%		(754,974)

NET ASSETS - 100.00%		$ 23,986,936

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2014.
(a) All or a portion of this security is held as collateral for securities sold short.

	PSG Tactical Growth Fund
	Schedule of Securities Sold Short
	June 30, 2015 (Unaudited)

Shares		Value

COMMON STOCK
2,019	athenahealth, Inc.	231,337
778	Pioneer Natural Resources Co.	107,901
2,472	Sketchers USA, Inc. *	271,401

TOTAL FOR COMMON STOCK (Cost $641,768)		610,639

EXCHANGE TRADED FUNDS
3,576	iShares Russell 2000 Index ETF *	446,428
4,636	ProShares TR PSHS Ult S&P 500 ETF	298,790
1,190	PowerShares QQQ Trust, Series 1 ETF	127,413
1,048	ProShares Ultra QQQ ETF	76,661
4,928	SPDR S&P 500 ETF	1,014,626
980	SPDR S&P Biotech ETF	247,195

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $2,126,472)		2,211,113

TOTAL FOR SECURITIES SOLD SHORT (Cost $2,768,240)		$ 2,821,752

	PSG Tactical Growth Fund
	Notes to Financial Statements
	June 30, 2014 (Unaudited)

1. SECURITY TRANSACTIONS
At June 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $24,088,167 amounted to $597,739 which consisted of aggregate gross unrealized appreciation of
$2,448,303 and aggregate gross unrealized depreciation of $1,850,564.

2. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$15,086,499	$0	$0	$15,086,499
Closed End Funds	$2,380,893	$0	$0	$2,380,893
Corporate Bonds	$515,640	$0	$0	$515,640
Exchange Traded Funds	$2,614,703	$0	$0	$2,614,703
Preferred Stocks	$1,553,514	$0	$0	$1,553,514
Real Estate Investment Trusts	$1,050,070	$0	$0	$1,050,070
Senior Notes	$108,438	$0	$0	$108,438
Cash Equivalents	$1,432,153	$0	$0	$1,432,153
Total	$24,741,910	$0	$0	$24,741,910

Valuation Inputs of Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$610,639	$0	$0	$610,639
Exchange Traded funds	$2,821,752	$0	$0	$2,821,752
Total	$2,821,752	$0	$0	$2,821,752

ITEM 2. CONTROLS AND PROCEDURES.

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSG CAPITAL MANAGEMENT TRUST

By:

/s/ Robert H. Carson

Robert H. Carson

Trustee, President and Principal Executive Officer

Date August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jonathan V. Gordani

Jonathan V. Gordani

Trustee, Treasurer and Principal Financial Officer

Date August 20, 2015